BORROWINGS (Short-Term Borrowings) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term borrowings	$ 55,582,070	$ 72,360,730
Interest rate on short-term bank borrowings	5.00%	5.40%
Short Term Borrowing Guaranteed By Daqo Group And Related Parties [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 55,582,070	$ 72,360,730